Property, plant and equipment - Key assumptions used in estimating the recoverable amount of the CGUs - Zuoquan Coal-fired Power (Details)	12 Months Ended
Dec. 31, 2020 h / yr ¥ / MWh ¥ / T
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume ( Power generation hours), Forecasted	4,140
Huaneng Zuoquan Coal-fired Power Generation Limited Liability Company ("Zuoquan Coal-fired Power ") (f)
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume ( Power generation hours), Forecasted	4,664
Sales volume ( Power generation hours), Actual	4,421
Sales volume ( Power generation hours), Fluctuation	243
Forecasted Average Tariff | ¥ / MWh	249.56
Actual Average Tariff | ¥ / MWh	278.28
Fluctuation in Average Tariff | ¥ / MWh	28.72
Fuel prices (standard coal price, excluding tax), Forecasted | ¥ / T	460
Fuel prices (standard coal price, excluding tax), Actual | ¥ / T	444.90
Fuel prices (standard coal price, excluding tax), Fluctuation | ¥ / T	15.1